UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	August 14, 2001

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMSOUTH BANCORP                COM              032165102      253    13702 SH       Sole                                      13702
AT&T CORP LIBERTY MEDIA GROUP  COM              001957208      593    33900 SH       Sole                                      33900
CARNIVAL CORP COM              COM              143658102      439    14300 SH       Sole                                      14300
CHART INDUSTRIES               COM              16115Q100     1807   502024 SH       Sole                   500000              2024
CHARTER ONE FINL INC COM       COM              160903100     2183    68433 SH       Sole                                      68433
CHECKFREE CORP NEW             COM              162813109    17089   487275 SH       Sole                   475000             12275
CHECKPOINT SYS INC             COM              162825103    14284   802475 SH       Sole                   800000              2475
COMCAST CORP CL A SPL          COM              200300200      814    18750 SH       Sole                     1000             17750
CONSECO                        COM              208464107    32217  2360246 SH       Sole                  2175000            185246
CYTYC CORP COM                 COM              232946103      278    12075 SH       Sole                                      12075
DUFF & PHELPS SELECT UTIL      COM              264324104      261    24200 SH       Sole                                      24200
EL PASO CORP COM               COM              28336L109      808    15375 SH       Sole                                      15375
EVERCEL                        COM              299759100      488   145800 SH       Sole                   121300             24500
FANTOM TECHNOLOGIES COM        COM              306906108     3185  1054500 SH       Sole                   970000             84500
GREAT ATL & PAC CO             COM              390064103    11685   789500 SH       Sole                   735000             54500
IMAX CORP                      COM              45245E109     1455   742400 SH       Sole                   702400             40000
KONINKLIJKE PHILIPS EL SP ADR  COM              500472303      272    10300 SH       Sole                                      10300
MERCURY GENERAL CORP           COM              589400100     2343    67000 SH       Sole                                      67000
MILESTONE SCIENTIFIC COM       COM              59935P100      672   840000 SH       Sole                   825000             15000
NATIONAL HEALTH INVS COM       COM              63633D104      149    14456 SH       Sole                                      14456
NATIONAL HEALTH REALTY INC     COM              635905102     6317   495077 SH       Sole                                     495077
NATIONAL HEALTHCARE CORP       COM              635906100    20896  1180577 SH       Sole                                    1180577
NETBANK INC COM                COM              640933107     2233   197575 SH       Sole                   183200             14375
NOBEL LEARNING COMMUNITIES INC COM              654889104      617    81500 SH       Sole                    80000              1500
NOKIA CORP SPONSORED ADR       COM              654902204      225    10220 SH       Sole                                      10220
NORTHLAND CRANBERRIES          COM              666499108      826   635200 SH       Sole                   540200             95000
SLI INC COM                    COM              78442T108     5115   620000 SH       Sole                   595000             25000
SONIC CORP COM                 COM              835451105      873    27500 SH       Sole                                      27500
TARGET CORP COM                COM              87612E106      346    10000 SH       Sole                                      10000
TELLABS, INC                   COM              879664100      214    11100 SH       Sole                      100             11000
THERMOGENESIS CORP COM NEW     COM              883623209      210   100000 SH       Sole                   100000
TYCO INTERNATIONAL LTD COM     COM              902124106      785    14400 SH       Sole                                      14400
UNOCAL CORP COM                COM              915289102      502    14700 SH       Sole                                      14700
VENTIV HEALTH INC COM          COM              922793104      722    35000 SH       Sole                    35000
VERIZON COMMUNICATIONS COM     COM              92343V104      305     5700 SH       Sole                                       5700
VISHAY INTERTECHNOLOGY         COM              928298108      943    41000 SH       Sole                                      41000
WASTE MGMT INC DEL COM         COM              94106L109     1011    32800 SH       Sole                    21000             11800
WORLDCOM INC GA NEW            COM              55268b106      580    40834 SH       Sole                                      40834
REPORT SUMMARY                 38 DATA RECORDS              133995            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED